ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Components Of Accrued Expenses And Other Current Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Government subsidies (a)	$ 14,247,967	$ 24,170,765
Accrued employee compensation	13,612,069	15,091,608
Accrued royalty (b)	8,687,456	6,562,351
Accrued contingent loss relating to litigations (Note 22)	5,467,425	888,762
Accrued research and development expenses (c)	4,961,094	7,149,883
Employee individual income tax payable withheld	2,525,437	2,264,751
Accrued warranty (d)	993,178	1,199,348	427,581	136,239
Customer deposits	945,684	1,244,111
Accrued professional service fee	641,525	1,566,687
Dividend payable (e)		4,725,846
Other accrued expenses and current liabilities	1,407,664	1,790,078
Accrued expenses and other current liabilities, total	$ 53,489,499	$ 66,654,190